Acquisitions (Business Acquisition, Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 1,459,762	$ 1,266,523
Business Acquisitions Pro Forma Operating Income	113,738	64,292
Operating income	51,373	23,574
Net income	$ 55,615	$ 26,109
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 0.99	$ 0.46
Basic earnings per share (in dollars per share)	$ 1.07	$ 0.51
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 0.97	$ 0.45
Diluted earnings per share (in dollars per share)	$ 1.05	$ 0.50
Weighted average number of shares outstanding	52,103	51,180
Weighted average number of shares and dilutive shares outstanding	53,190	52,062